Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 98.3%
Banks: 7.8%
11,293	East West Bancorp, Inc.	$875,660
17,170	Sterling Bancorp	428,563
34,944	Umpqua Holdings Corp.	707,616
10,476	Webster Financial Corp.	570,523
		2,582,362
Capital Goods: 13.4%
4,787	AO Smith Corp.	292,342
7,571	Hexcel Corp. (a)	449,642
5,147	Lincoln Electric Holdings, Inc.	662,883
3,399	Middleby Corp. (a)	579,563
7,882	Quanta Services, Inc.	897,130
2,741	Trex Co, Inc. (a)	279,390
9,392	Wabtec Corp.	809,685
4,136	Xylem, Inc.	511,540
		4,482,175
Commercial & Professional Services: 4.1%
3,673	ManpowerGroup, Inc.	397,712
1,992	MSA Safety, Inc.	290,234
4,550	Tetra Tech, Inc.	679,498
		1,367,444
Consumer Durables & Apparel: 4.8%
2,211	Deckers Outdoor Corp. (a)	796,402
19,168	Hanesbrands, Inc.	328,923
4,970	Meritage Homes Corp. (a)	482,090
		1,607,415
Consumer Services: 3.4%
11,749	BJ's Restaurants, Inc. (a)	490,638
3,685	Bright Horizons Family Solutions, Inc. (a)	513,763
7,303	WW International, Inc. (a)	133,280
		1,137,681
Diversified Financials: 4.2%
4,605	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	246,275
4,867	LPL Financial Holdings, Inc.	762,951
5,774	Stifel Financial Corp.	392,401
		1,401,627
Food & Staples Retailing: 1.8%
10,629	BJ's Wholesale Club Holdings, Inc. (a)	583,744

Food, Beverage & Tobacco: 1.4%
7,723	Lamb Weston Holdings, Inc.	473,961

Health Care Equipment & Services: 7.1%
3,472	LHC Group, Inc. (a)	544,792
7,857	Omnicell, Inc. (a)	1,166,214
1,230	Penumbra, Inc. (a)	327,795
780	West Pharmaceutical Services, Inc.	331,141
		2,369,942
Household & Personal Products: 1.0%
3,886	Church & Dwight Co., Inc.	320,867

Insurance: 3.7%
4,087	Hanover Insurance Group, Inc.	529,757
8,777	Horace Mann Educators Corp.	349,237
3,228	Reinsurance Group America, Inc.	359,147
		1,238,141
Materials: 4.7%
7,632	Ingevity Corp. (a)	544,696
8,710	Minerals Technologies, Inc.	608,306
7,059	Sonoco Products Co.	420,575
		1,573,577
Media & Entertainment: 1.9%
12,901	New York Times Co. - Class A	635,632

Pharmaceuticals, Biotechnology & Life Sciences: 3.5%
4,781	Adaptive Biotechnologies Corp. (a)	162,506
3,350	NanoString Technologies, Inc. (a)	160,834
9,678	Syneos Health, Inc. (a)	846,631
		1,169,971
Real Estate: 8.3%
12,103	Acadia Realty Trust - REIT	247,022
3,265	Camden Property Trust - REIT	481,490
3,307	CoreSite Realty Corp. - REIT	458,152
2,869	EastGroup Properties, Inc. - REIT	478,061
10,982	Host Hotels & Resorts, Inc. (a)	179,336
2,857	Jones Lang LaSalle, Inc. (a)	708,794
6,328	LTC Properties, Inc. - REIT	200,534
		2,753,389
Retailing: 7.0%
1,882	Burlington Stores, Inc. (a)	533,679
11,079	LKQ Corp. (a)	557,495
11,798	Stitch Fix, Inc. - Class A (a)	471,330
3,868	Tractor Supply Co.	783,695
		2,346,199
Semiconductors & Semiconductor Equipment: 6.4%
16,184	Allegro MicroSystems, Inc. (a)	517,241
3,776	Brooks Automation, Inc.	386,474
10,811	Cree, Inc. (a)	872,772
3,764	First Solar, Inc. (a)	359,311
		2,135,798
Software & Services: 4.4%
6,030	Blackbaud, Inc. (a)	424,211
1,712	Paylocity Holding Corp. (a)	480,045
4,879	Zendesk, Inc. (a)	567,866
		1,472,122
Technology Hardware & Equipment: 4.7%
3,789	IPG Photonics Corp. (a)	600,177
2,467	Rogers Corp. (a)	460,046
6,322	Trimble, Inc. (a)	519,985
		1,580,208
Transportation: 2.1%
4,142	JB Hunt Transport Services, Inc.	692,625

Utilities: 2.6%
6,292	Avista Corp.	246,143
5,372	Essential Utilities, Inc.	247,542
5,792	Ormat Technologies, Inc.	385,805
		879,490
TOTAL COMMON STOCKS
(Cost $27,450,969)		32,804,370

SHORT-TERM INVESTMENTS: 1.7%
Money Market Funds: 1.7%
569,536	Invesco - Government & Agency Portfolio - Institutional Class, 0.026% (b)	569,536
TOTAL SHORT-TERM INVESTMENTS
(Cost $569,536)		569,536
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $28,020,505)		33,373,906
Liabilities in Excess of Other Assets: (0.0)% (c)		(8,265)
TOTAL NET ASSETS: 100.0%		$33,365,641

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of September 30, 2021.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Small/Mid Cap Fund (the "Fund").

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$32,804,370	$–	$–	$32,804,370
Short-Term Investments	569,536	–	–	569,536
Total Investments in Securities	$33,373,906	$–	$–	$33,373,906

(a) See Schedule of Investments for industry breakout.